FINANCIAL DEBT- Bank and other financing entities loans (Details) ¥ in Millions, $ in Millions, $ in Millions							1 Months Ended				12 Months Ended
	Oct. 17, 2022 ARS ($)	Jul. 27, 2022 ARS ($)	Jul. 18, 2022 USD ($)	Jul. 15, 2022 USD ($)	Apr. 27, 2022	Dec. 15, 2021 ARS ($)	Feb. 28, 2023 ARS ($)	Feb. 28, 2023 USD ($)	Oct. 31, 2022 USD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2022 ARS ($) installment	Dec. 31, 2022 USD ($)	Dec. 31, 2021 ARS ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 ARS ($)	Feb. 28, 2023 CNY (¥)	Dec. 31, 2022 USD ($) installment	Dec. 31, 2022 CNY (¥) installment	Oct. 31, 2022 ARS ($)	Aug. 30, 2022 ARS ($) item installment	Jun. 30, 2022 ARS ($)	Jun. 28, 2022 USD ($)	Jun. 10, 2022 ARS ($) item installment	Jan. 03, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	May 14, 2021 USD ($)
FINANCIAL DEBT
Unpaid portion											$ 469,189.0		$ 519,943.0		$ 588,636.0
Maturity term extension period					5 years
Funds received											85,215.0		125,088.0		164,737.0
Repayments											68,313.0		97,973.0		192,271.0
Interest paid											$ 46,212.0		52,238.0		$ 61,307.0
International Finance Corporation (IFC)
FINANCIAL DEBT
Percentage of deferred borrowings						75.00%
Loss on renegotiation						$ 4,192.0
Amount of maximum borrowing capacity																						$ 184.5
Funds received				$ 184.5
Debt issuance cost				3.0
Net proceeds				$ 181.5
International Finance Corporation (IFC) | Minimum | Tranche B-1
FINANCIAL DEBT
Maturity term extension period						24 months
International Finance Corporation (IFC) | Maximum
FINANCIAL DEBT
Maturity term extension period						60 months
International Finance Corporation (IFC) | 6 months LIBO | Due on 03/27 | Minimum
FINANCIAL DEBT
Interest rate basis											4.00%						4.00%	4.00%
International Finance Corporation (IFC) | 6 months LIBO | Due on 03/27 | Maximum
FINANCIAL DEBT
Interest rate basis											6.75%						6.75%	6.75%
International Finance Corporation (IFC) | Denominated in USD | Due on 03/27
FINANCIAL DEBT
Principal residual nominal value											$ 114.0
Unpaid portion											21,484.0		29,217.0
International Finance Corporation (IFC) | Denominated in USD | Due between 08/24 y 08/25
FINANCIAL DEBT
Principal residual nominal value											208.0
Unpaid portion											$ 37,986.0		60,285.0
International Finance Corporation (IFC) | Denominated in USD | Due between 08/24 y 08/25 | Minimum
FINANCIAL DEBT
Interest rate basis											4.60%						4.60%	4.60%
International Finance Corporation (IFC) | Denominated in USD | Due between 08/24 y 08/25 | Maximum
FINANCIAL DEBT
Interest rate basis											5.85%						5.85%	5.85%
International Finance Corporation (IFC) | Denominated in USD | Due on 08/29
FINANCIAL DEBT
Principal residual nominal value											$ 185.0
Interest rate basis											6.50%						6.50%	6.50%
Unpaid portion											$ 33,320.0
Inter-American Investment Corporation (IIC) | Denominated in USD | Due on 12/24
FINANCIAL DEBT
Principal residual nominal value											$ 35.0
Interest rate basis											5.85%						5.85%	5.85%
Unpaid portion											$ 6,231.0		7,112.0
Inter-American Development Bank (IDB) | Denominated in USD | Due on 06/27
FINANCIAL DEBT
Principal residual nominal value											182.0
Unpaid portion											$ 33,278.0		37,950.0
Inter-American Development Bank (IDB) | Denominated in USD | Due on 06/27 | Minimum
FINANCIAL DEBT
Interest rate basis											6.75%						6.75%	6.75%
Inter-American Development Bank (IDB) | Denominated in USD | Due on 06/27 | Maximum
FINANCIAL DEBT
Interest rate basis											8.75%						8.75%	8.75%
China Development Bank Shenzhen Branch (CDB)
FINANCIAL DEBT
Amount of new tranches subscribed							$ 1,348.0				$ 9,535.0		6,814.0			¥ 49		¥ 488								¥ 449
China Development Bank Shenzhen Branch (CDB) | Denominated in RMB | Due on 12/27
FINANCIAL DEBT
Principal residual nominal value											$ 957.0
Interest rate											4.95%						4.95%	4.95%
Unpaid portion											$ 23,482.0		14,485.0
Term Loan
FINANCIAL DEBT
Loss on renegotiation											$ 38.0
Repayments			$ 142.2
Principal amount repaid			140.0
Interest amount repaid			$ 2.2
Term Loan | Denominated in USD
FINANCIAL DEBT
Unpaid portion													28,257.0
Term Loan | Denominated in USD | Due on 10/22
FINANCIAL DEBT
Interest rate basis											5.25%						5.25%	5.25%
Term Loan | Denominated in USD | Due on 10/22 | Minimum
FINANCIAL DEBT
Amortization percent											16.00%	16.00%
Term Loan | Denominated in USD | Due on 10/22 | Maximum
FINANCIAL DEBT
Amortization percent											84.00%	84.00%
Banco Santander Argentina S.A.
FINANCIAL DEBT
Loss on renegotiation		$ 2.0
Additional amount of maximum borrowing capacity	$ 1,500.0	$ 4,000.0
Interest paid	$ 49.6
Banco Santander Argentina S.A. | Minimum
FINANCIAL DEBT
Interest rate	37.75%	40.50%
Banco Santander Argentina S.A. | Maximum
FINANCIAL DEBT
Interest rate	79.00%	55.00%
Banco Santander Argentina S.A. | Denominated in ARS | Due on 08/22
FINANCIAL DEBT
Principal residual nominal value											$ 4,000.0
Number of installments | installment											1						1	1
Interest rate											40.50%						40.50%	40.50%
Unpaid portion											$ 4,001.0		7,838.0
Banco Santander Argentina S.A. | Denominated in ARS | Due on 07/23
FINANCIAL DEBT
Number of installments | installment											1						1	1
Interest rate											55.00%						55.00%	55.00%
Banco Santander Argentina S.A. | Denominated in ARS | Due on 10/22
FINANCIAL DEBT
Principal residual nominal value											$ 1,500.0
Number of installments | installment											1						1	1
Interest rate											37.75%						37.75%	37.75%
Unpaid portion											$ 1,527.0		2,947.0
Banco Santander Argentina S.A. | Denominated in ARS | Due on 10/23
FINANCIAL DEBT
Number of installments | installment											1						1	1
Interest rate											79.00%						79.00%	79.00%
Banco Santander Argentina S.A. | Denominated in ARS | Due on 12/22
FINANCIAL DEBT
Principal residual nominal value											$ 1,000.0
Number of installments | installment											1						1	1
Interest rate											37.75%						37.75%	37.75%
Unpaid portion													1,981.0
Banco Santander Argentina S.A. | Denominated in ARS | Due on 03/23
FINANCIAL DEBT
Principal residual nominal value											$ 3,500.0
Number of installments | installment											1						1	1
Interest rate											44.50%						44.50%	44.50%
Unpaid portion											$ 3,574.0
Banco Santander Argentina S.A. | Denominated in ARS | Due on 06/23
FINANCIAL DEBT
Principal residual nominal value											$ 1,000.0
Number of installments | installment											1						1	1
Interest rate											47.00%						47.00%	47.00%
Unpaid portion											$ 1,007.0
Banco BBVA Argentina S.A. (BBVA) | Fixed interest rate | Due on 08/22
FINANCIAL DEBT
Interest rate											40.75%						40.75%	40.75%
Banco BBVA Argentina S.A. (BBVA) | Fixed interest rate | Due on 03/23
FINANCIAL DEBT
Interest rate											43.90%						43.90%	43.90%
Banco BBVA Argentina S.A. (BBVA) | Denominated in ARS | Due on 08/22
FINANCIAL DEBT
Number of installments | installment											1						1	1
Unpaid portion													1,981.0
Banco BBVA Argentina S.A. (BBVA) | Denominated in ARS | Due on 03/23
FINANCIAL DEBT
Principal residual nominal value											$ 1,000.0
Number of installments | installment											1						1	1
Unpaid portion											$ 1,021.0
Banco BBVA Argentina S.A. (BBVA) | Denominated in ARS | Due on 05/23
FINANCIAL DEBT
Principal residual nominal value											$ 1,500.0
Number of installments | installment											1						1	1
Unpaid portion											$ 1,507.0
Banco BBVA Argentina S.A. (BBVA) | Denominated in ARS | Fixed interest rate | Due on 05/23
FINANCIAL DEBT
Interest rate											44.85%						44.85%	44.85%
Banco Industrial and Commercial Bank of China (Argentina) S.A.U.(ICBC) | Denominated in USD | Due on 01/22
FINANCIAL DEBT
Unpaid portion													132.0
Banco Industrial and Commercial Bank of China (Argentina) S.A.U.(ICBC) | Denominated in USD | Fixed interest rate
FINANCIAL DEBT
Interest rate											6.00%						6.00%	6.00%
Finnvera
FINANCIAL DEBT
Amount of maximum borrowing capacity																											$ 30.0
Funds received												$ 11.4		$ 18.6
Debt issuance cost																	$ 1.7								$ 2.6
Net proceeds												9.7		16.0
Percentage of value of certain imported goods and services financed																											85.00%
Percentage of premium equivalent to amount committed by lenders											14.41%						14.41%	14.41%									14.41%
Finnvera | Denominated in USD | Due on 06/23 | Maximum
FINANCIAL DEBT
Interest rate basis											1.20%						1.20%	1.20%
Finnvera | Denominated in USD | Due between 11/25 and 11/26
FINANCIAL DEBT
Principal residual nominal value																	$ 61.0
Unpaid portion											$ 11,113.0		14,109.0
Finnvera | Denominated in USD | Due between 11/25 and 11/26 | Minimum
FINANCIAL DEBT
Interest rate basis											1.04%						1.04%	1.04%
Export Development Canada (EDC)
FINANCIAL DEBT
Amount of maximum borrowing capacity																								$ 23.4
Funds received									$ 6.3	$ 17.0
Debt issuance cost																			$ 809.0		$ 1,733.1
Net proceeds									$ 5.4	$ 14.1
Percentage of value of certain imported goods and services financed																								85.00%
Percentage of premium equivalent to amount committed by lenders																								14.41%
Percentage of value of certain national goods and services financed																								50.00%
Export Development Canada (EDC) | Denominated in USD | Due on 12/26
FINANCIAL DEBT
Principal residual nominal value																	$ 19.0
Interest rate basis											1.20%						1.20%	1.20%
Unpaid portion											$ 2,808.0
BBVA | Denominated in ARS | Due on 07/25
FINANCIAL DEBT
Principal residual nominal value											$ 211.0
Interest rate											47.90%						47.90%	47.90%
Unpaid portion											$ 200.0
PSA Finance Argentina | Denominated in ARS | Due on 07/25
FINANCIAL DEBT
Principal residual nominal value											750.0
Unpaid portion											$ 455.0
PSA Finance Argentina | Denominated in ARS | Fixed interest rate | Due on 07/25
FINANCIAL DEBT
Interest rate											42.90%						42.90%	42.90%
ICBC
FINANCIAL DEBT
Number of utility vehicles required to finance | item																				43
Amount required to finance utility vehicles																				$ 222.0
Advance payment percentage																				50.00%
Remaining payable as percentage																				50.00%
Remaining amount payable																				$ 122.6
Number of consecutive monthly installments | installment																				12
Interest rate on remaining portion payable																				4.90%
ICBC | Denominated in ARS | Due on 08/23
FINANCIAL DEBT
Principal residual nominal value											$ 82.0
Unpaid portion											$ 82.0
ICBC | Denominated in ARS | Fixed interest rate
FINANCIAL DEBT
Interest rate											4.90%						4.90%	4.90%
Cisco Systems Capital Corporation (Cisco) y otros
FINANCIAL DEBT
Funds received							$ 154.0	$ 0.8			$ 1,911.0	$ 17.0	1,782.0	$ 25.2
Cisco Systems Capital Corporation (Cisco) y otros | Denominated in USD | Due between 10/22 and 11/26
FINANCIAL DEBT
Principal residual nominal value																	$ 59.0
Unpaid portion											$ 9,978.0		$ 15,469.0
Cisco Systems Capital Corporation (Cisco) y otros | Denominated in USD | Fixed interest rate | Due between 10/22 and 11/26
FINANCIAL DEBT
Interest rate											4.00%						4.00%	4.00%
IDB/IIC
FINANCIAL DEBT
Percentage of prepayment of borrowings						25.00%
PSA Finance Argentina and BBVA
FINANCIAL DEBT
Number of utility vehicles required to finance | item																							350
Amount required to finance utility vehicles																							$ 1,042.7
Advance payment percentage																							40.00%
Remaining payable as percentage																							60.00%
Number of consecutive monthly installments | installment																							36
LIBO | International Finance Corporation (IFC) | Denominated in USD | Due on 03/27
FINANCIAL DEBT
Interest rate term											6 months	6 months
LIBO | International Finance Corporation (IFC) | Denominated in USD | Due between 08/24 y 08/25
FINANCIAL DEBT
Interest rate term											6 months	6 months
LIBO | Inter-American Investment Corporation (IIC) | Denominated in USD | Due on 12/24
FINANCIAL DEBT
Interest rate term											6 months	6 months
LIBO | Inter-American Development Bank (IDB) | Denominated in USD | Due on 06/27
FINANCIAL DEBT
Interest rate term											6 months	6 months
LIBO | Term Loan | Denominated in USD | Due on 10/22
FINANCIAL DEBT
Interest rate term											3 months	3 months
LIBO | Finnvera | Denominated in USD | Due between 11/25 and 11/26
FINANCIAL DEBT
Interest rate term											6 months	6 months
LIBO | Export Development Canada (EDC) | Denominated in USD | Due on 12/26
FINANCIAL DEBT
Interest rate term											6 months	6 months
SOF | International Finance Corporation (IFC) | Denominated in USD | Due on 08/29
FINANCIAL DEBT
Interest rate term											6 months	6 months